Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2011
Mortgage Servicing Rights [Abstract]
Schedule Of Changes In Carrying Value Of MSRs

(Dollars in thousands)	December 31, 2011	December 31, 2010	December 31, 2009
Balance at beginning of year	$8,762	$6,745	$3,990
Additions from loans sold with servicing retained	2,611	4,972	4,786
Estimate of changes in fair value due to:
Payoffs and paydowns	(2,430)	(2,468)	(2,321)
Changes in valuation inputs or assumptions	(2,243)	(487)	290

Fair value at end of year	$6,700	$8,762	$6,745

Unpaid principal balance of mortgage loans serviced for others	$958,749	$942,224	$738,372